Public Offerings - Summary of Issuances of Common Shares (Parenthetical) (Detail) (Parent Company [Member], USD $) In Millions, unless otherwise specified	1 Months Ended			12 Months Ended
	Jun. 30, 2012	Feb. 29, 2012	Feb. 28, 2011	Dec. 31, 2013 Class A [Member]	Jun. 30, 2012 Class A [Member]
Business Acquisition [Line Items]
Value of Class A common shares					$ 25.0
Teekay's Ownership After the Offering	24.60%	20.40%	26.00%	53.10%